Document and Entity Information Document	Aug. 08, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2022
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32225
Entity Tax Identification Number	20-0833098
Entity Address, Address Line One	2828 N. Harwood, Suite 1300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	871-3555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Limited Partner Units
Trading Symbol	HEP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Registrant Name	HOLLY ENERGY PARTNERS LP
Entity Central Index Key	0001283140
Amendment Flag	false